BETTER 10K - INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets
Net operating loss	$ 244,081	$ 86,009
Non-qualified stock options	3,624	4,341
Reserves	5,092	4,866
Loan repurchase reserve	12,991	4,656
Restructuring reserve	757	0
Accruals	112	3,447
Deferred revenue	7,688	5,311
Other	3,908	3,326
Total Deferred Income Tax Assets	278,253	111,956
Deferred Income Tax Liabilities
Internal use software	(3,167)	(14,128)
Intangible assets	(547)	(1,259)
Depreciation	(1,775)	(3,193)
Other	0	(251)
Total Deferred Income Tax Liabilities	(5,489)	(18,831)
Net Deferred Tax Asset before Valuation Allowance	272,764	93,125
Less: Valuation Allowance	(272,477)	(92,766)
Deferred Income Tax Assets, Net	$ 287	$ 359